Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Nov. 15, 2013	Mar. 04, 2014	Jun. 27, 2014
Debt Instrument [Line Items]
Capital Lease Obligations	$ 5		$ 0
Net unamortized debt premium (discount)	207	[1]	(21)	[1]
Long-term debt, including current portion	16,330		9,057
Long-term Debt and Capital Lease Obligations, Current	(4)		0
Long-term debt	16,326		9,057
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.4% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	200		200
Long-term debt interest rate	6.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	250		250
Long-term debt interest rate	6.05%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.08% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt	8		8
Long-term debt interest rate	7.08%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.25% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt	200		200
Long-term debt interest rate	7.25%
Transcontinental Gas Pipe Line Company, LLC [Member] | 5.4% Senior Unsecured Notes due 2041 [Member]
Debt Instrument [Line Items]
Long-term debt	375		375
Long-term debt interest rate	5.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.45% Senior Unsecured Notes due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt	400		400
Long-term debt interest rate	4.45%
Northwest Pipeline LLC [Member] | 7% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	175		175
Long-term debt interest rate	7.00%
Northwest Pipeline LLC [Member] | 5.95% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	185		185
Long-term debt interest rate	5.95%
Northwest Pipeline LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	250		250
Long-term debt interest rate	6.05%
Northwest Pipeline LLC [Member] | 7.125% Debentures due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	85		85
Long-term debt interest rate	7.125%
Williams Partners L.P. [Member]
Debt Instrument [Line Items]
Credit facility loans	640	[2]	0	[2]
Williams Partners L.P. [Member] | 3.8% Senior Unsecured Notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	750	[3]	750
Long-term debt interest rate	3.80%
Williams Partners L.P. [Member] | 7.25% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	600		600
Long-term debt interest rate	7.25%
Williams Partners L.P. [Member] | 5.25% Senior Unsecured Notes due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	1,500		1,500
Long-term debt interest rate	5.25%
Williams Partners L.P. [Member] | 4.125% Senior Unsecured Notes due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	600		600
Long-term debt interest rate	4.125%
Williams Partners L.P. [Member] | 5.875% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	750	[2]	0	[2]
Long-term debt interest rate	5.875%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	500		500
Long-term debt interest rate	4.00%
Williams Partners L.P. [Member] | 3.35% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	750		750
Long-term debt interest rate	3.35%
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	750	[2]	0	[2]
Long-term debt interest rate	6.125%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	1,400	[2]	0	[2]
Long-term debt interest rate	4.875%
Williams Partners L.P. [Member] | 4.5% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	600		600
Long-term debt interest rate	4.50%				4.50%
Williams Partners L.P. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	1,000		0
Long-term debt interest rate	4.30%					4.30%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	750	[2]	0	[2]
Long-term debt interest rate	4.875%
Williams Partners L.P. [Member] | 3.9% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	750		0
Long-term debt interest rate	3.90%						3.90%
Williams Partners L.P. [Member] | 6.3% Senior Unsecured Notes due 2040 [Member]
Debt Instrument [Line Items]
Long-term debt	1,250		1,250
Long-term debt interest rate	6.30%
Williams Partners L.P. [Member] | 5.8% Senior Unsecured Notes due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt	400		400
Long-term debt interest rate	5.80%				5.80%
Williams Partners L.P. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt	500		0
Long-term debt interest rate	5.40%					5.40%
Williams Partners L.P. [Member] | 4.9% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500		$ 0
Long-term debt interest rate	4.90%						4.90%

[1]	Includes premium related to the fair value of Pre-merger ACMP debt. See Note 2 – Acquisitions.
[2]	These notes and credit facility loans are associated with Pre-merger ACMP. See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies and Note 2 – Acquisitions.
[3]	Presented as long-term debt due to our intent and ability to refinance.